UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Fidelity® Tactical Income
Central Fund

Semiannual Report

March 31, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

TP1-SANN-0508
1.807412.103

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 to March 31, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value October 1, 2007	Ending Account Value March 31, 2008	Expenses Paid During Period* October 1, 2007 to March 31, 2008
Actual	$ 1,000.00	$ 1,004.80	$ .01
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.99	$ .01

* Expenses are equal to the Fund's annualized expense ratio of .0024%; multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each Fidelity Fixed-Income Central Fund.
Quality Diversification (% of fund's net assets)
As of March 31, 2008	As of September 30, 2007
U.S. Government and U.S. Government Agency Obligations 62.0%	U.S. Government and U.S. Government Agency Obligations 56.9%
AAA 13.2%	AAA 21.3%
AA 6.3%	AA 7.9%
A 8.3%	A 7.3%
BBB 18.3%	BBB 18.9%
BB and Below 2.4%	BB and Below 2.4%
Not Rated 0.3%	Not Rated 0.4%
Short-Term Investments and Net Other Assets(dagger) (10.8)%	Short-Term Investments and Net Other Assets(dagger) (15.1)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Duration as of March 31, 2008
6 months ago
Years	6.6	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of March 31, 2008 *		As of September 30, 2007 **
	Corporate Bonds 28.7%		Corporate Bonds 27.4%
	U.S. Government and U.S. Government Agency Obligations 62.0%		U.S. Government and U.S. Government Agency Obligations 56.9%
	Asset-Backed Securities 5.5%		Asset-Backed Securities 9.5%
	CMOs and Other Mortgage Related Securities 13.8%		CMOs and Other Mortgage Related Securities 20.8%
	Municipal Bonds 0.4%		Municipal Bonds 0.2%
	Other Investments 0.4%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets(dagger) (10.8)%		Short-Term Investments and Net Other Assets(dagger) (15.1)%
* Foreign investments	9.2%	** Foreign investments	9.6%
* Futures and Swaps	(2.6)%	** Futures and Swaps	12.9%

(dagger)Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments March 31, 2008

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,805,713
5.875% 3/15/11	12,095,000	12,364,053
		20,169,766
Automobiles - 0.2%
Ford Motor Co. 7.45% 7/16/31	12,780,000	8,434,800
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	5,950,000	5,956,884
5.875% 1/15/36	1,230,000	1,050,796
Newell Rubbermaid, Inc.:
5.5% 4/15/13	3,257,000	3,274,848
6.25% 4/15/18	1,595,000	1,626,667
		11,909,195
Media - 2.0%
AOL Time Warner, Inc. 6.75% 4/15/11	8,629,000	8,873,546
Comcast Corp. 4.95% 6/15/16	8,729,000	8,125,337
Cox Communications, Inc.:
6.45% 12/1/36 (c)	9,850,000	9,500,512
7.125% 10/1/12	8,325,000	8,816,533
Gannett Co., Inc. 3.28% 5/26/09 (i)	7,745,000	7,575,609
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,622,400
8.25% 2/1/30	8,580,000	7,200,465
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,048,492
News America, Inc.:
6.15% 3/1/37	2,880,000	2,720,540
6.2% 12/15/34	2,090,000	1,990,478
Time Warner Cable, Inc. 5.85% 5/1/17	20,068,000	19,209,290
Univision Communications, Inc. 3.875% 10/15/08	3,365,000	3,276,669
Viacom, Inc.:
5.75% 4/30/11	7,510,000	7,589,982
6.125% 10/5/17	4,415,000	4,305,027
6.75% 10/5/37	3,840,000	3,682,595
		97,537,475
TOTAL CONSUMER DISCRETIONARY		138,051,236
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	$ 2,730,000	$ 2,824,313
5.75% 10/23/17	3,478,000	3,561,942
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	3,680,581
		10,066,836
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
6.036% 12/10/28 (c)	2,423,024	2,308,294
6.302% 6/1/37 (i)	6,880,000	6,309,125
		8,617,419
Food Products - 0.4%
General Mills, Inc. 5.2% 3/17/15	4,890,000	4,903,927
H.J. Heinz Co. 6.428% 12/1/08 (c)(i)	4,290,000	4,362,587
Kraft Foods, Inc.:
6% 2/11/13	6,570,000	6,792,480
6.875% 2/1/38	4,125,000	4,059,392
		20,118,386
Tobacco - 0.4%
Reynolds American, Inc.:
6.75% 6/15/17	6,865,000	6,943,694
7.25% 6/15/37	10,175,000	10,072,294
		17,015,988
TOTAL CONSUMER STAPLES		55,818,629
ENERGY - 2.8%
Energy Equipment & Services - 0.6%
DCP Midstream LLC 6.75% 9/15/37 (c)	3,320,000	3,243,972
Kinder Morgan, Inc. 6.5% 9/1/12	16,102,000	16,327,170
Transocean, Inc. 6% 3/15/18	3,500,000	3,600,188
Weatherford International Ltd. 6% 3/15/18	3,500,000	3,518,232
		26,689,562
Oil, Gas & Consumable Fuels - 2.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	3,030,000	3,133,468
6.45% 9/15/36	1,890,000	1,924,687
Canadian Natural Resources Ltd. 5.7% 5/15/17	7,000,000	7,078,834
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	5,220,000	5,303,416
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Capital LLC:
4.37% 3/1/09	$ 2,825,000	$ 2,834,927
6.25% 2/15/13	4,500,000	4,664,259
Energy Transfer Partners LP:
6% 7/1/13	4,325,000	4,350,461
6.7% 7/1/18	3,670,000	3,697,452
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	11,019,728
Nakilat, Inc. 6.067% 12/31/33 (c)	11,250,000	10,222,988
Nexen, Inc. 6.4% 5/15/37	3,510,000	3,361,313
Pemex Project Funding Master Trust 3.6756% 12/3/12 (c)(i)	4,130,000	3,944,150
Plains All American Pipeline LP:
6.125% 1/15/17	1,320,000	1,341,796
6.65% 1/15/37	4,105,000	3,888,757
Suncor Energy, Inc. 6.5% 6/15/38	4,860,000	4,794,230
Talisman Energy, Inc. yankee 6.25% 2/1/38	6,630,000	6,108,312
TEPPCO Partners LP:
6.65% 4/15/18	5,410,000	5,464,765
7.55% 4/15/38	4,660,000	4,698,356
Texas Eastern Transmission LP 6% 9/15/17 (c)	10,030,000	10,586,313
Valero Energy Corp. 6.625% 6/15/37	2,595,000	2,480,467
XTO Energy, Inc. 6.25% 8/1/17	7,000,000	7,462,588
		108,361,267
TOTAL ENERGY		135,050,829
FINANCIALS - 11.8%
Capital Markets - 2.8%
Bear Stearns Companies, Inc. 6.95% 8/10/12	10,655,000	10,660,253
BlackRock, Inc. 6.25% 9/15/17	13,705,000	14,021,503
Deutsche Bank AG London 6% 9/1/17	3,040,000	3,165,002
Goldman Sachs Group, Inc. 6.75% 10/1/37	4,075,000	3,791,107
Janus Capital Group, Inc.:
5.875% 9/15/11	14,828,000	15,014,848
6.25% 6/15/12	5,900,000	5,994,435
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,395,620
JPMorgan Chase Capital XVIII 6.95% 8/17/36	5,900,000	5,434,372
JPMorgan Chase Capital XX 6.55% 9/29/36	39,970,000	34,968,114
Lazard Group LLC:
6.85% 6/15/17	2,362,000	2,211,836
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC: - continued
7.125% 5/15/15	$ 8,210,000	$ 7,985,621
Lehman Brothers Holdings, Inc. 6.2% 9/26/14	5,758,000	5,679,254
Morgan Stanley:
4.75% 4/1/14	4,300,000	3,991,613
4.8431% 1/9/14 (i)	18,765,000	15,549,298
Nuveen Investments, Inc. 5% 9/15/10	4,335,000	3,749,775
		134,612,651
Commercial Banks - 2.2%
Bank of America NA 6% 10/15/36	3,915,000	3,745,269
BB&T Capital Trust IV 6.82% 6/12/77 (i)	1,009,000	833,150
Credit Suisse (Guernsey) Ltd. 5.86%	6,010,000	5,091,245
Credit Suisse First Boston 6% 2/15/18	8,680,000	8,659,281
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	1,485,000	1,480,493
5.125% 2/14/11	11,295,000	11,519,793
5.25% 2/10/14 (c)	2,560,000	2,579,302
HSBC Holdings PLC:
6.5% 5/2/36	5,385,000	5,209,514
6.5% 9/15/37	1,710,000	1,680,879
KeyCorp Capital Trust VII 5.7% 6/15/35	13,632,000	9,463,498
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,690,213
4.75% 7/20/09	3,520,000	3,556,140
Santander Issuances SA Unipersonal 5.805% 6/20/16 (c)(i)	5,630,000	5,586,750
Standard Chartered Bank 6.4% 9/26/17 (c)	12,120,000	12,352,449
SunTrust Bank 7.25% 3/15/18	3,179,000	3,251,090
Wachovia Bank NA 5.85% 2/1/37	10,890,000	9,193,175
Wells Fargo Bank NA:
4.75% 2/9/15	8,500,000	8,288,954
5.95% 8/26/36	7,963,000	7,825,240
		110,006,435
Consumer Finance - 0.5%
American Express Co. 8.15% 3/19/38	3,200,000	3,546,243
SLM Corp.:
3.4913% 7/26/10 (i)	25,194,000	19,840,703
4.5% 7/26/10	1,140,000	935,393
		24,322,339
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - 1.7%
Bank of America Corp.:
7.4% 1/15/11	$ 15,336,000	$ 16,422,142
7.8% 2/15/10	10,994,000	11,752,542
Deutsche Bank AG London 5.375% 10/12/12	2,805,000	2,931,514
JPMorgan Chase & Co.:
4.891% 9/1/15 (i)	6,010,000	5,803,755
5.6% 6/1/11	26,510,000	27,750,509
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	5,035,000	5,282,717
Prime Property Funding, Inc. 5.5% 1/15/14 (c)	4,295,000	4,051,809
ZFS Finance USA Trust I 6.15% 12/15/65 (c)(i)	3,000,000	2,651,055
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(i)	2,500,000	2,272,628
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	6,090,000	5,495,835
		84,414,506
Insurance - 0.8%
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,340,208
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(i)	11,559,000	10,450,515
Liberty Mutual Group, Inc. 6.7% 8/15/16 (c)	7,190,000	7,662,548
Lincoln National Corp. 7% 5/17/66 (i)	1,430,000	1,311,279
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(i)	9,370,000	9,567,876
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,310,257
		37,642,683
Real Estate Investment Trusts - 3.1%
AMB Property LP 5.9% 8/15/13	4,780,000	4,858,880
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	8,688,007
5.75% 4/1/12	2,055,000	1,908,094
Colonial Properties Trust:
4.75% 2/1/10	6,535,000	6,435,099
4.8% 4/1/11	1,390,000	1,315,798
5.5% 10/1/15	16,890,000	13,382,690
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,865,000	1,837,090
4.625% 8/1/10	370,000	355,179
5% 5/3/10	3,280,000	3,221,314
5.25% 4/15/11	3,260,000	3,122,806
5.375% 10/15/12	1,825,000	1,704,326
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
5.4% 8/15/14	$ 3,035,000	$ 2,677,092
5.5% 3/1/16	3,680,000	3,151,309
5.625% 8/15/11	2,450,000	2,357,584
5.95% 2/15/17	1,215,000	1,053,650
6.5% 1/15/18	4,005,000	3,566,356
Equity One, Inc.:
6% 9/15/17	3,010,000	2,658,405
6.25% 1/15/17	2,250,000	2,025,119
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,510,915
6% 7/15/12	1,635,000	1,663,510
6.2% 1/15/17	1,240,000	1,182,449
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	1,000,232
6.65% 1/15/18	2,745,000	2,373,763
Liberty Property LP:
5.5% 12/15/16	3,150,000	2,784,439
6.625% 10/1/17	3,020,000	2,868,221
Mack-Cali Realty LP:
5.05% 4/15/10	3,185,000	3,132,161
7.25% 3/15/09	4,805,000	4,863,828
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,444,020
6% 3/31/16	1,240,000	1,032,300
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,842,971
4.875% 8/15/10	9,675,000	9,656,279
5.1% 6/15/15	5,540,000	5,089,548
5.375% 6/1/11	1,630,000	1,617,853
5.45% 3/15/13	22,350,000	21,913,482
5.75% 5/1/12	1,820,000	1,819,248
7.75% 1/20/11	1,100,000	1,176,988
Tanger Properties LP 6.15% 11/15/15	6,300,000	6,626,567
UDR, Inc. 5.5% 4/1/14	4,750,000	4,574,036
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,471,640
Washington (REIT) 5.95% 6/15/11	5,375,000	5,547,183
		151,510,431
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	$ 1,125,000	$ 998,793
5.5% 10/1/12	4,430,000	4,317,385
5.75% 6/15/17	5,375,000	4,894,706
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,338,002
		14,548,886
Thrifts & Mortgage Finance - 0.4%
Capmark Financial Group, Inc. 6.3% 5/10/17 (c)	2,480,000	1,486,976
Independence Community Bank Corp.:
3.75% 4/1/14 (i)	2,870,000	2,798,594
4.9% 9/23/10	13,255,000	13,216,415
Washington Mutual, Inc. 4.625% 4/1/14	4,700,000	3,313,500
		20,815,485
TOTAL FINANCIALS		577,873,416
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	7,650,000	8,086,532
6.45% 9/15/37	7,633,000	8,190,087
		16,276,619
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (c)	1,900,000	1,805,000
7.45% 5/1/34 (c)	7,300,000	6,825,500
		8,630,500
Airlines - 1.1%
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	243,535	243,230
6.978% 10/1/12	718,882	710,794
7.024% 4/15/11	2,545,000	2,527,567
7.858% 4/1/13	11,500,000	11,500,000
Continental Airlines, Inc. pass-thru trust certificates:
6.32% 11/1/08	3,275,000	3,242,250
6.545% 8/2/20	1,311,382	1,261,392
6.648% 3/15/19	2,593,299	2,554,400
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Continental Airlines, Inc. pass-thru trust certificates: - continued
7.056% 3/15/11	$ 2,000,000	$ 1,992,500
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22 (c)	6,629,898	6,605,990
7.57% 11/18/10	6,500,000	6,479,720
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,229,866	2,118,373
8.36% 7/20/20	9,550,638	9,502,884
United Air Lines, Inc. pass-thru trust certificates Class 1A, 6.636% 7/2/22	3,920,449	3,685,222
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	928,724	932,207
6.201% 3/1/10	400,097	396,096
6.602% 9/1/13	1,277,459	1,264,684
		55,017,309
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	6,280,000	5,732,968
Road & Rail - 0.2%
Canadian National Railway Co. 5.85% 11/15/17	2,130,000	2,220,493
Canadian Pacific Railway Co. 5.95% 5/15/37	445,000	369,047
CSX Corp.:
6.25% 4/1/15	5,726,000	5,806,513
7.45% 4/1/38	2,022,000	2,076,145
		10,472,198
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,756,000	2,503,448
TOTAL INDUSTRIALS		82,356,423
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.1%
Tyco Electronics Group SA:
6.55% 10/1/17 (c)	3,985,000	4,177,133
7.125% 10/1/37 (c)	2,289,000	2,388,260
		6,565,393
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,892,117
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	$ 4,470,000	$ 4,543,017
6.375% 8/3/15	3,870,000	3,994,018
National Semiconductor Corp. 6.15% 6/15/12	3,260,000	3,329,617
		11,866,652
TOTAL INFORMATION TECHNOLOGY		21,324,162
MATERIALS - 0.3%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	3,415,000	3,587,027
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	2,620,000	2,863,516
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	3,770,000	3,864,250
		6,727,766
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	4,000,000	3,998,576
TOTAL MATERIALS		14,313,369
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
6.3% 1/15/38	4,650,000	4,496,201
6.8% 5/15/36	6,735,000	6,920,415
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,897,000	7,622,075
Deutsche Telekom International Finance BV 5.25% 7/22/13	5,295,000	5,230,073
Embarq Corp. 7.082% 6/1/16	7,535,000	7,133,663
KT Corp. 5.875% 6/24/14 (c)	3,275,000	3,182,576
Sprint Capital Corp.:
6.875% 11/15/28	4,479,000	3,336,855
8.75% 3/15/32	220,000	185,900
Telecom Italia Capital SA:
5.25% 10/1/15	23,315,000	21,181,841
7.2% 7/18/36	1,155,000	1,090,803
Telefonica Emisiones SAU:
6.221% 7/3/17	5,100,000	5,131,799
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU: - continued
7.045% 6/20/36	$ 2,670,000	$ 2,791,613
Verizon Communications, Inc. 6.4% 2/15/38	5,015,000	4,882,464
		73,186,278
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp. 6% 12/1/16	19,954,000	15,514,235
Vodafone Group PLC:
5% 12/16/13	3,935,000	3,854,907
5.625% 2/27/17	15,532,000	15,102,571
		34,471,713
TOTAL TELECOMMUNICATION SERVICES		107,657,991
UTILITIES - 4.5%
Electric Utilities - 2.3%
AmerenUE 6.4% 6/15/17	8,199,000	8,616,608
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,945,603
Commonwealth Edison Co.:
5.4% 12/15/11	7,310,000	7,452,055
5.8% 3/15/18	5,380,000	5,351,717
Duke Energy Carolinas LLC 6% 1/15/38	4,445,000	4,430,438
EDP Finance BV 6% 2/2/18 (c)	11,483,000	11,729,804
Enel Finance International SA:
6.25% 9/15/17 (c)	5,764,000	5,980,156
6.8% 9/15/37 (c)	6,313,000	6,366,566
Exelon Corp. 4.9% 6/15/15	14,900,000	14,194,366
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,240,408
Illinois Power Co. 6.125% 11/15/17 (c)	2,305,000	2,279,304
Nevada Power Co. 6.5% 5/15/18	1,920,000	1,939,200
Oncor Electric Delivery Co. 6.375% 5/1/12	7,700,000	7,923,477
Pacific Gas & Electric Co. 5.8% 3/1/37	3,200,000	3,027,443
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	4,732,754
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,194,253
PPL Capital Funding, Inc. 6.7% 3/30/67 (i)	14,182,000	12,059,947
Progress Energy, Inc. 7.1% 3/1/11	7,905,000	8,509,116
		114,973,215
Gas Utilities - 0.6%
NiSource Finance Corp.:
3.6625% 11/23/09 (i)	4,850,000	4,708,031
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - continued
NiSource Finance Corp.: - continued
5.4% 7/15/14	$ 1,450,000	$ 1,433,595
5.45% 9/15/20	5,172,000	4,589,209
6.15% 3/1/13	3,565,000	3,684,866
6.4% 3/15/18	9,640,000	9,653,930
7.875% 11/15/10	1,705,000	1,853,424
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	2,673,547
		28,596,602
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,312,586
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	11,475,344
PPL Energy Supply LLC:
6.2% 5/15/16	4,520,000	4,454,654
6.5% 5/1/18	5,340,000	5,308,515
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,309,680
		27,860,779
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,794,798
6.3% 9/30/66 (i)	11,838,000	10,826,194
7.5% 6/30/66 (i)	7,960,000	7,347,637
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	5,415,000	5,426,778
National Grid PLC 6.3% 8/1/16	12,875,000	13,225,741
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	9,090,000	8,110,998
		49,732,146
TOTAL UTILITIES		221,162,742
TOTAL NONCONVERTIBLE BONDS (Cost $1,415,104,698)		1,369,885,416
U.S. Government and Government Agency Obligations - 14.6%

U.S. Government Agency Obligations - 3.3%
Fannie Mae 3.625% 2/12/13	100,000,000	101,727,400
Freddie Mac 4.5% 7/15/13 (f)	50,000,000	52,672,800
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	$ 7,155,000	$ 7,253,396
7.63% 8/1/14	710,000	717,775
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		162,371,371
U.S. Treasury Inflation Protected Obligations - 6.4%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (f)	67,216,739	72,717,479
2.375% 1/15/17 (f)	138,747,622	154,659,625
2.375% 1/15/27 (b)	54,760,206	59,627,120
2.625% 7/15/17	23,364,664	26,587,750
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		313,591,974
U.S. Treasury Obligations - 4.9%
U.S. Treasury Bonds:
4.375% 2/15/38	7,747,000	7,838,996
5% 5/15/37 (b)	25,828,000	28,893,060
U.S. Treasury Notes:
2.5% 3/31/13 (d)	27,275,000	27,282,513
2.75% 2/28/13 (d)	144,535,000	146,515,437
3.5% 2/15/18 (b)	28,675,000	28,840,770
TOTAL U.S. TREASURY OBLIGATIONS		239,370,776
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $682,215,480)		715,334,121
U.S. Government Agency - Mortgage Securities - 37.8%

Fannie Mae - 28.7%
3.243% 9/1/33 (i)	4,122,762	4,113,556
3.716% 7/1/33 (i)	2,956,946	2,954,099
3.75% 10/1/33 (i)	293,863	293,092
3.783% 6/1/34 (i)	1,633,898	1,628,268
3.841% 5/1/34 (i)	11,572,750	11,569,509
3.863% 6/1/33 (i)	243,982	243,060
3.907% 5/1/33 (i)	84,481	84,274
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4% 6/1/18 to 9/1/19	$ 38,790,333	$ 37,872,147
4.006% 5/1/34 (i)	4,242,899	4,234,498
4.074% 10/1/18 (i)	191,969	192,213
4.17% 1/1/35 (i)	683,599	689,907
4.175% 4/1/33 (i)	55,085	55,263
4.198% 1/1/34 (i)	1,357,626	1,357,524
4.239% 1/1/34 (i)	917,768	917,875
4.25% 2/1/35 (i)	337,904	341,474
4.302% 3/1/33 (i)	166,016	168,059
4.33% 4/1/35 (i)	117,133	117,654
4.344% 1/1/35 (i)	369,976	374,171
4.357% 5/1/35 (i)	239,912	239,727
4.359% 2/1/34 (i)	644,491	645,224
4.377% 8/1/33 (i)	525,101	523,562
4.391% 2/1/35 (i)	582,187	589,386
4.393% 10/1/34 (i)	1,819,612	1,839,547
4.419% 8/1/34 (i)	919,535	920,985
4.434% 3/1/35 (i)	530,716	537,420
4.434% 3/1/35 (i)	259,490	260,605
4.436% 5/1/35 (i)	275,102	277,340
4.482% 3/1/35 (i)	1,159,115	1,175,210
4.498% 1/1/35 (i)	337,300	336,628
4.5% 5/1/18 to 8/1/35	90,317,949	89,515,954
4.5% 4/1/23 (d)	12,000,000	11,935,368
4.5% 2/1/35 (i)	4,964,768	4,971,540
4.506% 3/1/35 (i)	1,102,228	1,116,695
4.517% 5/1/35 (i)	832,009	833,089
4.529% 7/1/35 (i)	1,031,242	1,029,666
4.536% 7/1/34 (i)	1,683,752	1,703,704
4.559% 11/1/34 (i)	958,304	969,536
4.564% 2/1/35 (i)	3,471,626	3,520,040
4.571% 7/1/35 (i)	1,345,619	1,340,375
4.598% 2/1/35 (i)	932,859	945,839
4.665% 11/1/34 (i)	1,121,330	1,135,886
4.679% 9/1/35 (i)	13,003,160	13,207,463
4.69% 9/1/34 (i)	9,207,501	9,333,642
4.713% 7/1/34 (i)	921,557	925,266
4.715% 12/1/34 (i)	697,360	706,417
4.73% 7/1/35 (i)	3,521,980	3,579,081
4.751% 5/1/35 (i)	11,328,308	11,507,044
4.765% 12/1/34 (i)	285,542	289,300
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.785% 5/1/35 (i)	$ 10,565,822	$ 10,753,521
4.785% 8/1/35 (i)	7,860,942	7,998,459
4.806% 9/1/35 (i)	6,973,334	7,096,969
4.809% 6/1/35 (i)	1,389,495	1,390,565
4.832% 4/1/35 (i)	10,052,773	10,216,761
4.858% 10/1/34 (i)	4,006,776	4,062,710
4.869% 2/1/36 (i)	6,243,733	6,358,417
4.888% 7/1/35 (i)	3,913,465	3,910,288
5% 2/1/18 to 6/1/34 (f)	98,422,156	99,248,977
5% 4/1/38 (d)	57,000,000	56,412,410
5% 4/1/38 (d)	36,000,000	35,628,890
5% 4/1/38 (d)	17,000,000	16,824,754
5% 5/1/38 (d)	50,000,000	49,384,965
5.018% 3/1/35 (i)	1,894,119	1,906,469
5.057% 9/1/34 (i)	2,628,001	2,664,800
5.06% 5/1/35 (i)	1,646,963	1,647,047
5.083% 9/1/34 (i)	335,518	340,324
5.099% 1/1/36 (i)	11,246,508	11,482,547
5.109% 3/1/35 (i)	13,292,095	13,526,192
5.135% 3/1/35 (i)	179,773	182,736
5.154% 5/1/35 (i)	3,903,096	3,974,912
5.197% 5/1/35 (i)	4,040,343	4,118,640
5.218% 6/1/35 (i)	1,196,077	1,196,728
5.253% 5/1/36 (i)	1,723,938	1,738,476
5.261% 9/1/36 (i)	9,152,430	9,347,888
5.276% 3/1/36 (i)	3,349,942	3,421,704
5.281% 8/1/36 (i)	5,020,714	5,039,371
5.294% 4/1/36 (i)	5,211,470	5,279,152
5.303% 12/1/34 (i)	433,976	440,747
5.336% 1/1/36 (i)	35,610,869	36,445,367
5.339% 2/1/36 (i)	36,481,382	37,354,046
5.422% 4/1/36 (i)	1,417,469	1,428,849
5.464% 2/1/36 (i)	7,458,421	7,629,359
5.495% 7/1/36 (i)	10,690,388	10,956,993
5.5% 2/1/11 to 9/1/36	59,322,860	60,520,650
5.5% 4/1/38 (d)	57,000,000	57,534,455
5.5% 4/1/38 (d)	38,000,000	38,353,282
5.5% 4/1/38 (d)	45,000,000	45,418,361
5.5% 4/1/38 (d)	35,000,000	35,325,392
5.5% 5/1/38 (d)	30,000,000	30,218,010
5.5% 5/1/38 (d)	100,000,000	100,718,750
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.576% 6/1/36 (i)	$ 17,332,175	$ 17,775,286
5.583% 2/1/36 (i)	7,469,624	7,644,188
5.616% 7/1/37 (i)	1,480,216	1,518,010
5.629% 1/1/36 (i)	5,809,583	5,948,954
5.668% 10/1/35 (i)	1,940,634	1,957,983
5.699% 3/1/36 (i)	5,657,217	5,803,585
5.788% 2/1/36 (i)	1,347,846	1,384,417
5.796% 1/1/36 (i)	1,490,174	1,530,865
5.827% 2/1/35 (i)	1,263,214	1,270,664
5.949% 2/1/35 (i)	91,054	91,830
6% 8/1/08 to 1/1/34	40,129,333	41,499,181
6% 4/1/38 (d)	54,000,000	55,317,438
6.032% 4/1/36 (i)	1,069,446	1,100,489
6.059% 4/1/36 (i)	15,827,476	16,342,198
6.066% 1/1/35 (i)	309,260	314,229
6.099% 2/1/35 (i)	93,884	94,346
6.159% 4/1/36 (i)	3,416,944	3,519,968
6.224% 6/1/36 (i)	529,620	537,493
6.231% 2/1/35 (i)	193,338	196,807
6.307% 4/1/36 (i)	997,922	1,030,477
6.5% 2/1/12 to 5/1/34	54,570,946	57,068,296
6.5% 4/1/38 (d)	40,000,000	41,429,784
6.5% 4/1/38 (d)	55,000,000	56,965,953
7% 7/1/08 to 2/1/33	9,692,089	10,301,072
7.5% 10/1/09 to 11/1/31	4,055,453	4,391,195
8% 6/1/10 to 6/1/29	1,795	1,960
11.5% 11/1/15	16,148	17,224
TOTAL FANNIE MAE		1,405,671,007
Freddie Mac - 5.1%
3.378% 7/1/33 (i)	7,871,621	7,826,721
3.912% 6/1/34 (i)	3,236,797	3,238,878
4% 7/1/18 to 9/1/20	7,673,473	7,470,835
4.243% 6/1/35 (i)	10,427,613	10,532,690
4.297% 12/1/34 (i)	438,767	442,583
4.329% 3/1/35 (i)	739,018	746,048
4.377% 2/1/35 (i)	916,624	925,469
4.405% 6/1/35 (i)	555,814	555,365
4.407% 8/1/35 (i)	10,765,039	10,744,230
4.417% 2/1/34 (i)	367,490	365,988
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.418% 3/1/35 (i)	$ 522,488	$ 528,012
4.418% 3/1/35 (i)	338,481	339,738
4.447% 3/1/35 (i)	508,952	514,407
4.465% 3/1/35 (i)	1,316,487	1,332,376
4.5% 5/1/19	1,219,178	1,220,136
4.535% 2/1/35 (i)	864,231	874,311
4.641% 5/1/35 (i)	3,009,995	3,049,034
4.737% 10/1/35 (i)	28,042,820	28,445,706
4.766% 7/1/35 (i)	4,187,615	4,243,599
4.787% 2/1/36 (i)	7,091,482	7,195,208
4.842% 9/1/35 (i)	13,409,490	13,629,040
5% 11/1/33	509,802	507,534
5.075% 4/1/35 (i)	1,827,051	1,826,344
5.131% 4/1/35 (i)	2,343,380	2,381,010
5.171% 2/1/36 (i)	27,092,193	27,567,249
5.293% 6/1/35 (i)	18,059,351	18,359,151
5.539% 1/1/36 (i)	1,390,889	1,403,470
5.679% 4/1/36 (i)	11,707,789	11,964,597
5.763% 10/1/35 (i)	917,183	937,614
5.782% 11/1/36 (i)	13,017,369	13,369,942
5.846% 6/1/36 (i)	1,240,682	1,271,448
5.862% 1/1/35 (i)	228,559	231,905
6% 10/1/23 to 5/1/33	5,544,849	5,742,502
6.026% 7/1/37 (i)	6,307,268	6,465,750
6.027% 6/1/36 (i)	1,200,784	1,232,214
6.093% 4/1/36 (i)	1,883,027	1,934,460
6.1% 6/1/36 (i)	1,131,812	1,164,782
6.251% 9/1/36 (i)	10,519,272	10,850,848
6.536% 7/1/36 (i)	12,855,321	13,274,633
6.691% 10/1/36 (i)	6,443,360	6,662,839
6.732% 1/1/37 (i)	9,068,951	9,377,865
6.845% 10/1/36 (i)	8,629,628	8,923,577
7.5% 11/1/16 to 6/1/32	1,997,147	2,155,783
8% 7/1/25 to 10/1/27	68,372	75,158
8.5% 2/1/19 to 8/1/22	9,576	10,517
12% 11/1/19	11,400	12,966
TOTAL FREDDIE MAC		251,924,532
Government National Mortgage Association - 4.0%
4.75% 1/20/34 (i)	2,760,358	2,754,800
5.5% 4/1/38 (d)	50,000,000	50,847,655
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.5% 4/1/38 (d)	$ 5,000,000	$ 5,095,320
5.5% 4/1/38 (d)	5,000,000	5,095,320
5.5% 4/1/38 (d)	6,000,000	6,101,719
5.5% 4/21/38 (d)	15,000,000	15,285,959
5.5% 4/21/38 (d)	8,000,000	8,152,511
5.5% 4/21/38 (d)	8,000,000	8,152,511
5.5% 4/21/38 (d)	1,000,000	1,019,064
5.5% 4/21/38 (d)	10,000,000	10,169,531
5.5% 4/21/38 (d)	2,000,000	2,038,128
5.5% 4/21/38 (d)(e)	20,000,000	20,339,062
5.5% 4/21/38 (d)	14,000,000	14,237,343
5.5% 5/1/38 (d)	7,000,000	7,113,750
5.5% 5/20/38 (d)	7,000,000	7,114,307
5.5% 5/20/38 (d)	10,000,000	10,163,295
6% 6/15/08 to 9/15/10	430,964	445,544
6.5% 6/15/08 to 12/15/32	8,577,881	9,067,954
7% 6/15/24 to 12/15/33	7,297,541	7,718,034
7.5% 3/15/22 to 8/15/28	2,318,254	2,500,441
8% 4/15/24 to 12/15/25	133,899	146,469
8.5% 8/15/29 to 11/15/31	322,267	357,697
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		193,916,414
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,821,007,454)		1,851,511,953
Asset-Backed Securities - 2.5%

ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1 Class M1, 3.1188% 4/25/34 (i)	2,312,104	1,575,239
Airspeed Ltd. Series 2007-1A Class C1, 5.3175% 6/15/32 (c)(i)	5,261,252	4,156,389
Argent Securities, Inc. Series 2003-W3 Class M2, 4.935% 9/25/33 (i)	4,165,768	3,419,705
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 4.1675% 4/15/33 (i)	3,590,974	2,790,783
Series 2004-HE2 Class M1, 3.1488% 4/25/34 (i)	3,320,000	2,221,315
Capital Auto Receivables Asset Trust Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	1,340,000	1,300,428
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (c)	876,466	734,188
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Equipment Trust Series 2006-A Class A4, 5.27% 9/15/11	$ 13,965,000	$ 14,198,736
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	1,191,112	35,733
Countrywide Home Loans, Inc. Series 2002-6 Class AV1, 3.4588% 5/25/33 (i)	640,172	564,651
CPS Auto Receivables Trust Series 2006-A Class A4, 5.33% 11/15/12 (c)	2,144,999	2,066,063
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	3,109,923
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	2,706,000	2,627,499
Class C, 5.074% 6/15/35 (c)	2,457,000	2,294,224
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (c)	9,235,000	8,754,494
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (c)	2,860,000	2,056,054
Fremont Home Loan Trust Series 2005-A:
Class M1, 3.0288% 1/25/35 (i)	847,513	502,392
Class M2, 3.0588% 1/25/35 (i)	1,300,000	974,427
Class M3, 3.0888% 1/25/35 (i)	700,000	556,576
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	3,193,176	3,207,226
Home Equity Asset Trust:
Series 2003-2 Class M1, 3.9188% 8/25/33 (i)	1,411,858	1,147,409
Series 2003-4 Class M1, 3.7988% 10/25/33 (i)	122,172	82,837
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 2.9956% 1/20/35 (i)	552,698	490,241
Class M2, 3.0256% 1/20/35 (i)	414,523	359,924
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	13,430,000	13,724,267
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	5,900,000	4,720,000
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 3.7238% 7/25/33 (i)	5,210,215	3,907,661
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.4463% 6/30/12 (c)(i)	7,800,000	7,115,940
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.2488% 12/27/32 (i)	695,066	640,643
Series 2004-NC2 Class M1, 3.1488% 12/25/33 (i)	1,307,362	872,636
Morgan Stanley Dean Witter Capital I Trust Series 2002-NC3 Class M1, 3.6788% 8/25/32 (i)	727,451	551,967
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (k)	5,150,000	1,634,765
Asset-Backed Securities - continued
	Principal Amount	Value
National Collegiate Student Loan Trust: - continued
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (k)	$ 2,300,000	$ 258,520
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	653,812	612,075
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.6688% 2/25/37 (i)	1,993,423	1,878,723
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.3938% 3/25/35 (i)	2,395,000	1,746,316
Securitized Asset Backed Receivables LLC Trust Series 2007-BR1 Class A2A, 2.7088% 2/25/37 (i)	2,358,458	2,192,486
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 3.1988% 11/25/34 (i)	985,000	686,578
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 2.9588% 2/25/34 (i)	172,951	128,308
Series 2007-BC4 Class A3, 2.8488% 11/25/37 (i)	2,673,920	2,432,347
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.6888% 6/25/37 (i)	2,117,904	2,033,518
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.2675% 3/15/11 (c)(i)	7,220,000	7,109,788
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 4.0175% 6/15/10 (i)	3,540,000	3,528,628
Swift Master Auto Receivables Trust Series 2007-1:
Class B, 3.0375% 6/15/12 (i)	3,980,000	3,237,730
Class C, 3.3175% 6/15/12 (i)	2,375,000	1,755,363
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (c)(i)	1,667,943	1,167,560
TOTAL ASSET-BACKED SECURITIES (Cost $136,781,827)		121,162,275
Collateralized Mortgage Obligations - 12.9%

Private Sponsor - 3.5%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/49	865,000	611,028
Class C, 5.6984% 4/10/49	2,315,000	1,585,063
Class D, 5.6984% 4/10/49	1,160,000	749,063
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.4005% 11/25/33 (i)	2,706,086	2,587,018
Series 2004-A:
Class 2A1, 3.5416% 2/25/34 (i)	1,650,780	1,617,676
Class 2A2, 4.0926% 2/25/34 (i)	7,103,917	6,985,339
Series 2004-D Class 2A1, 3.6169% 5/25/34 (i)	835,748	815,010
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-J Class 2A1, 4.7599% 11/25/34 (i)	$ 2,837,675	$ 2,782,067
Series 2005-E Class 2A7, 4.6102% 6/25/35 (i)	3,890,000	3,343,066
Series 2005-H:
Class 1A1, 4.9207% 9/25/35 (i)	861,010	823,470
Class 2A2, 4.8049% 9/25/35 (i)	954,856	889,825
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (i)(k)	37,032,215	3,518,060
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0859% 8/25/35 (i)	2,983,356	2,322,244
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 2.8788% 1/25/35 (i)	2,472,573	1,699,521
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3526% 2/25/37 (i)	523,234	505,340
Class 5A1, 4.1695% 2/25/37 (i)	4,494,573	4,396,807
Series 2007-A2:
Class 2A1, 4.2369% 7/25/37 (i)	2,503,940	2,428,822
Class 3A1, 4.5626% 7/25/37 (i)	4,551,999	4,405,880
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.9988% 1/25/34 (i)	331,579	313,461
Series 2005-1 Class 5A2, 2.9288% 5/25/35 (i)	892,606	706,865
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6236% 11/25/34 (i)	2,788,245	2,737,528
Granite Master Issuer PLC floater:
Series 2006-1A Class C2, 3.3% 12/20/54 (c)(i)	3,100,000	1,549,380
Series 2006-2 Class C1, 4.3638% 12/20/54 (i)	8,395,000	4,629,843
Series 2007-1:
Class 2B1, 2.6619% 12/20/54 (i)	2,840,000	2,249,848
Class 2C1, 2.9719% 12/20/54 (i)	1,575,000	942,638
Class 2M1, 2.7919% 12/20/54 (i)	3,420,000	2,552,346
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8377% 4/25/35 (i)	2,869,465	2,812,051
JPMorgan Mortgage Trust:
Series 2006-A4 Class 1A1, 5.8174% 6/25/36 (i)	885,111	787,217
Series 2007-A1 Class 3A2, 5.004% 7/25/35 (i)	2,895,650	2,839,475
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	497,026	485,532
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 3.3175% 6/15/22 (c)(i)	4,158,453	3,534,685
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 2.9888% 3/25/28 (i)	$ 1,269,629	$ 1,137,300
Series 2004-E Class A2B, 2.8575% 11/25/29 (i)	986,233	879,875
Series 2004-G Class A2, 5.0275% 11/25/29 (i)	506,496	462,006
Series 2005-B Class A2, 5.085% 7/25/30 (i)	628,230	584,254
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (i)	8,450,000	8,265,635
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 2.8888% 7/25/35 (i)	3,425,814	2,428,333
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8675% 10/25/35 (i)	4,806,616	4,547,910
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B3, 4.5081% 6/10/35 (c)(i)	1,616,958	1,436,396
Class B4, 4.7081% 6/10/35 (c)(i)	1,444,361	1,191,773
Class B5, 5.3081% 6/10/35 (c)(i)	981,075	797,545
Class B6, 5.8081% 6/10/35 (c)(i)	590,462	470,498
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 2.6988% 9/25/46 (i)	8,503,148	7,482,770
Residential Asset Mortgage Products, Inc. sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,163,324	1,127,471
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	873,303	567,647
Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,630,000	3,898,681
Sequoia Mortgage Trust floater:
Series 2004-12 Class 1A2, 5.115% 1/20/35 (i)	2,013,199	1,811,879
Series 2004-4 Class A, 4.0713% 5/20/34 (i)	1,078,279	970,451
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 2.9088% 7/25/35 (i)	2,989,454	2,242,090
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 4.5988% 9/25/35 (c)(i)	5,503,000	550,300
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A2, 2.8388% 10/25/35 (i)	2,694,676	2,629,940
WaMu Mortgage pass-thru certificates:
sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	337,675	346,877
Series 2004-AR7 Class A6, 3.9403% 7/25/34 (i)	1,270,000	1,277,481
Series 2005-AR14 Class 1A1, 5.0561% 12/25/35 (i)	9,179,217	8,770,285
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR10 Class 2A2, 4.1105% 6/25/35 (i)	5,432,151	5,189,334
Series 2005-AR12:
Class 2A5, 4.3292% 7/25/35 (i)	2,825,000	2,502,385
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR12:
Class 2A6, 4.3292% 7/25/35 (i)	$ 3,582,926	$ 3,505,974
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	9,874,855	9,587,059
Series 2005-AR3 Class 2A1, 4.2043% 3/25/35 (i)	1,342,033	1,238,082
Series 2006-AR8 Class 3A1, 5.2379% 4/25/36 (i)	25,475,763	24,272,087
TOTAL PRIVATE SPONSOR		168,378,486
U.S. Government Agency - 9.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	10,173,188	10,573,818
Series 1999-57 Class PH, 6.5% 12/25/29	7,351,996	7,668,854
Series 2006-45 Class OP, 6/25/36 (l)	3,566,277	2,840,167
Series 2006-53 Class PB, 5.5% 1/25/30	28,225,000	29,082,828
Series 2006-64:
Class MB, 5.5% 9/25/33	14,000,000	14,375,795
Class PB, 5.5% 9/25/33	20,000,000	20,536,852
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 2.8563% 10/25/35 (i)	11,904,759	11,595,046
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	153,369	155,158
Series 2005-1 Class GC, 5% 2/25/28	20,000,000	20,344,964
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,981,020
Series 2006-57 Class PC, 5.5% 10/25/32	15,000,000	15,363,965
sequential payer:
Series 2003-112 Class AN, 4% 11/25/18	5,525,000	5,367,279
Series 2004-3 Class BA, 4% 7/25/17	340,826	341,423
Series 2004-70 Class GB, 4.5% 1/25/32	16,700,000	16,472,975
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (l)	3,712,713	2,860,253
Series 2498 Class PD, 5.5% 2/15/16	274,331	274,145
Series 2543 Class PM, 5.5% 8/15/18	378,771	378,368
Series 2614 Class TD, 3.5% 5/15/16 (f)	4,007,247	3,990,709
Series 2665 Class PB, 3.5% 6/15/23	377,601	374,381
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,322,473
Series 2695 Class GC, 4.5% 11/15/18	4,015,000	4,080,536
Series 2728 Class PG, 5% 8/15/32	5,000,000	4,978,360
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2731 Class PU, 4.5% 5/15/26	$ 5,115,000	$ 5,140,629
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,904,830
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	17,009,378
Class EG, 4.5% 4/15/19	13,500,000	13,367,626
Series 2775 Class OC, 4.5% 12/15/15 (f)	21,634,000	21,876,119
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,396,555
Series 2836 Class EG, 5% 12/15/32	20,000,000	19,819,880
Series 2852 Class TJ, 5% 8/15/30	3,000,000	3,047,495
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	10,083,067
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,864,847
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,484,547
Series 2966 Class ND, 5% 4/15/33	23,353,000	23,188,317
Series 3018 Class UD, 5.5% 9/15/30	4,695,000	4,827,745
Series 3033 Class UD, 5.5% 10/15/30	3,180,000	3,270,820
Series 3075 Class PB, 5.5% 7/15/30	10,044,588	10,347,038
Series 3078 Class PB, 5.5% 7/15/29	17,185,000	17,658,495
Series 3079 Class MB, 5% 10/15/28	9,682,692	9,894,765
Series 3082 Class PG, 5% 10/15/29	15,809,403	16,149,041
Series 3118 Class QB, 5% 2/15/29	10,601,669	10,823,082
sequential payer:
Series 2672 Class NF, 4% 12/15/16	1,451,656	1,457,076
Series 2750 Class ZT, 5% 2/15/34	4,487,096	4,011,747
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	6,003,772
Series 2729 Class CN, 4% 12/15/20	12,695,214	12,655,984
Series 2823 Class EL, 4.5% 5/15/18	34,323,000	34,531,718
TOTAL U.S. GOVERNMENT AGENCY		460,773,942
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $635,286,215)		629,152,428
Commercial Mortgage Securities - 8.3%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3044% 2/14/43 (i)(k)	28,998,777	1,180,320
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A1, 5.185% 7/10/11	2,425,961	2,405,394
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust: - continued
sequential payer Series 2006-5:
Class A2, 5.317% 10/10/11	$ 16,170,000	$ 15,875,808
Class A3, 5.39% 2/10/14	3,670,000	3,479,873
Series 2006-5 Class XP, 0.832% 9/10/47 (k)	83,960,714	2,043,369
Series 2007-3 Class A3, 5.6586% 6/10/49 (i)	8,000,000	7,777,085
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A3, 4.05% 11/10/38	1,000,000	974,562
Series 2005-1 Class A3, 4.877% 11/10/42	6,150,139	6,110,881
Series 2005-3 Series A3B, 5.09% 7/10/43 (i)	10,415,000	10,141,637
Bayview Commercial Asset Trust floater:
Series 2004-2 Class A, 3.0288% 8/25/34 (c)(i)	1,715,399	1,546,192
Series 2004-3:
Class A2, 3.0188% 1/25/35 (c)(i)	284,551	248,367
Class M1, 3.0988% 1/25/35 (c)(i)	314,757	264,103
Class M2, 3.5988% 1/25/35 (c)(i)	196,997	153,051
Series 2007-2A:
Class A1, 2.8688% 7/25/37 (c)(i)	1,328,939	1,105,162
Class A2, 2.9188% 7/25/37 (c)(i)	1,245,703	992,854
Class B1, 4.1988% 7/25/37 (c)(i)	368,887	216,504
Class B2, 4.8488% 7/25/37 (c)(i)	321,594	183,556
Class B3, 5.9488% 7/25/37 (c)(i)	359,428	204,472
Class M1, 2.9688% 7/25/37 (c)(i)	416,180	311,747
Class M2, 3.0088% 7/25/37 (c)(i)	212,819	153,301
Class M3, 3.0888% 7/25/37 (c)(i)	212,819	147,956
Class M4, 3.2488% 7/25/37 (c)(i)	458,744	303,817
Class M5, 3.3488% 7/25/37 (c)(i)	406,722	261,095
Class M6, 3.5988% 7/25/37 (c)(i)	510,767	315,296
Series 2007-3:
Class B1, 3.5488% 7/25/37 (c)(i)	346,146	221,534
Class B2, 4.1988% 7/25/37 (c)(i)	900,868	549,530
Class B3, 6.5988% 7/25/37 (c)(i)	461,529	244,610
Class M1, 2.9088% 7/25/37 (c)(i)	301,769	201,702
Class M2, 2.9388% 7/25/37 (c)(i)	319,520	205,962
Class M3, 2.9688% 7/25/37 (c)(i)	523,657	366,560
Class M4, 3.0988% 7/25/37 (c)(i)	820,988	558,272
Class M5, 3.1988% 7/25/37 (c)(i)	412,713	248,206
Class M6, 3.3988% 7/25/37 (c)(i)	310,644	178,745
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	9,107,394	9,023,666
Series 2006-T24 Class A1, 4.905% 10/12/41 (i)	6,508,165	6,399,127
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2007-PW16 Class AM, 5.7129% 6/11/40	$ 460,000	$ 420,526
Series 2004-ESA:
Class C, 4.937% 5/14/16 (c)	2,395,000	2,462,943
Class D, 4.986% 5/14/16 (c)	875,000	900,296
Class E, 5.064% 5/14/16 (c)	2,705,000	2,785,528
Class F, 5.182% 5/14/16 (c)	650,000	670,197
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,247,382
Series 2007-T28 Class A1, 5.422% 9/11/42	2,864,898	2,838,191
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,762,027
Class F, 7.734% 1/15/32	920,000	954,760
Series 2001-245 Class A2, 6.4842% 2/12/16 (c)(i)	2,080,000	2,126,818
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 2.9575% 4/15/22 (c)(i)	3,890,000	3,417,122
COMM pass-thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	20,000,000	19,845,242
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1998-C1 Class A1B, 6.48% 5/17/40	71,497	71,495
Series 2003-C4 Class A3, 4.7% 8/15/36 (i)	320,000	314,766
Series 1997-C2 Class D, 7.27% 1/17/35	5,933,447	5,949,888
Series 1998-C1 Class D, 7.17% 5/17/40	5,830,000	6,046,702
Series 1999-C1 Class E, 7.9013% 9/15/41 (i)	5,030,000	5,170,262
Series 2003-C3 Class ASP, 1.6371% 5/15/38 (c)(i)(k)	47,905,748	1,453,460
Series 2004-C1 Class ASP, 0.7795% 1/15/37 (c)(i)(k)	28,703,036	679,401
Series 2006-OMA:
Class H, 5.805% 5/15/23 (i)	950,000	728,796
Class J, 5.805% 5/15/23 (c)(i)	1,605,000	1,162,091
Credit Suisse Mortgage Capital Certificates floater Series 200-TFL1 Class B, 2.9675% 2/15/22 (c)(i)	4,655,000	3,956,750
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	5,763,877	5,751,200
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,839,717
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	6,808,508
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	6,160,000	6,023,729
Commercial Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer:
Series 2002-26 Class C, 6.0072% 2/16/24 (i)	$ 2,383,129	$ 2,442,524
Series 2002-35 Class C, 5.8728% 10/16/23 (i)	121,112	123,131
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	4,866,707	4,905,702
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2005-C1 Class A2, 4.471% 5/10/43 (i)	3,723,130	3,674,368
Series 2004-C3 Class X2, 0.6654% 12/10/41 (i)(k)	5,487,686	88,989
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 3.2763% 11/5/21 (c)(i)	4,685,000	4,122,800
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	2,973,166
Series 2003-C1 Class XP, 1.9721% 7/5/35 (c)(i)(k)	23,544,518	862,080
Series 2006-GG7 Class A3, 6.1101% 7/10/38	6,310,000	6,279,156
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 3.32% 6/6/20 (c)(i)	545,000	490,500
Class D, 3.36% 6/6/20 (c)(i)	1,495,000	1,270,750
Class E, 3.45% 6/6/20 (c)(i)	2,978,000	2,501,520
Series 2007-EOP:
Class D, 3.45% 3/1/20 (c)(i)	4,485,000	3,857,100
Class H, 3.73% 3/1/20 (c)(i)	480,000	408,000
Class J, 3.93% 3/1/20 (c)(i)	690,000	579,600
sequential payer:
Series 1998-GLII Class A2, 6.562% 4/13/31	268,117	267,606
Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	5,835,000	6,384,827
Series 1998-GLII Class E, 6.9284% 4/13/31 (i)	4,103,000	4,100,544
Series 2006-GG6 Class A2, 5.506% 4/10/38 (i)	10,200,000	10,145,727
GS Mortgage Securities Trust:
Series 2006-GG8 Class B, 5.662% 11/10/39	9,875,000	7,409,671
Series 2007-GG10 Class A1, 5.69% 8/10/45	3,472,078	3,435,250
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	3,200,000	3,547,208
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (i)	9,307,000	8,757,178
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,682,747
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer: - continued
Series 2006-CB14 Class A3B, 5.4861% 12/12/44 (i)	$ 2,375,000	$ 2,278,044
Series 2006-CB17 Class A4, 5.429% 12/12/43	7,221,000	7,074,697
Series 2007-LDPX Class A3, 5.412% 1/15/49	7,221,000	6,934,474
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.936% 7/15/44 (i)	3,650,000	3,681,656
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	3,915,893
Series 2007-C3:
Class F, 5.936% 7/15/44 (i)	3,100,000	1,925,465
Class G, 5.936% 7/15/44 (c)(i)	5,475,000	3,200,801
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	4,142,159	4,187,139
Series 2003-C5 Class A2, 3.478% 7/15/27	623,826	620,644
Series 2005-C3 Class A2, 4.553% 7/15/30	3,240,000	3,199,565
Series 2006-C7 Class A1, 5.279% 11/15/38	1,349,443	1,342,772
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	10,310,860
Series 2007-C2 Class AM, 5.493% 2/15/40 (i)	7,221,000	6,473,422
Merrill Lynch Mortgage Trust:
sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,110,000	2,090,611
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,865,000	3,804,138
Series 2007-C1 Class A4, 5.8292% 6/12/50 (i)	7,220,000	7,226,720
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,402,465
Series 2007-7 Class B, 5.75% 6/25/50	1,365,000	938,149
Morgan Stanley Capital I Trust:
sequential payer:
Series 1999-WF1 Class A2, 6.21% 11/15/31	901,324	901,231
Series 2006-T23 Class A1, 5.682% 8/12/41	2,126,918	2,132,440
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (i)	8,435,000	8,228,899
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	6,606,465	6,522,709
Class AM, 5.6914% 4/15/49 (i)	7,221,000	6,589,755
Series 1999-RM1 Class E, 6.9864% 12/15/31 (i)	824,000	832,331
Series 2006-HQ8 Class A3, 5.4407% 3/12/16 (i)	5,075,000	5,012,473
Series 2006-T23 Class A3, 5.808% 8/12/41 (i)	2,485,000	2,457,459
Series 2007-IQ14 Class B, 5.914% 4/15/49	3,845,000	2,717,153
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3541% 3/12/35 (c)(i)(k)	$ 27,766,296	$ 955,894
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	5,060,000	5,179,030
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (c)	4,300,000	4,466,625
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C24 Class A2, 5.506% 3/15/45	2,475,641	2,468,069
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,109,829
Series 2007-C30 Class A5, 5.342% 12/15/43	641,000	617,916
Series 2007-C31 Class A1, 5.14% 4/15/47	2,071,582	2,049,785
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	3,855,087
Series 2006-C25 Class AM, 5.7418% 5/15/43 (i)	14,540,000	13,598,816
Series 2007-C31:
Class AM, 5.591% 4/15/47	7,221,000	6,507,343
Class C, 5.6918% 4/15/47 (i)	4,335,000	2,952,605
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $426,186,709)		404,055,221
Municipal Securities - 0.4%

California Gen. Oblig. 5% 9/1/35	12,100,000	11,799,799
Connecticut Gen. Oblig. Series B, 5% 5/1/15	2,125,000	2,338,626
Minnesota Gen. Oblig. 5% 6/1/15	2,125,000	2,353,629
Montgomery County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13	1,700,000	1,856,485
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	3,200,000	3,572,000
TOTAL MUNICIPAL SECURITIES (Cost $22,955,088)		21,920,539
Foreign Government and Government Agency Obligations - 0.3%

Israeli State:
4.625% 6/15/13	2,840,000	2,957,008
5.5% 11/9/16	9,750,000	10,239,791
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,505,584)		13,196,799
Fixed-Income Funds - 10.2%
	Shares	Value
Fidelity Ultra-Short Central Fund (j) (Cost $602,108,546)	6,052,747	$ 498,080,551
Preferred Securities - 0.1%
	Principal Amount
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (i) (Cost $7,065,000)	$ 7,065,000	5,838,555
Cash Equivalents - 4.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) #	$ 27,595,105	27,594,000
2.75%, dated 3/31/08 due 4/1/08:
(Collateralized by U.S. Government Obligations) #	117,445,971	117,437,000
(Collateralized by U.S. Government Obligations) # (a)	89,401,829	89,395,000
TOTAL CASH EQUIVALENTS (Cost $234,426,000)		234,426,000
TOTAL INVESTMENT PORTFOLIO - 119.9% (Cost $5,995,642,601)		5,864,563,858
NET OTHER ASSETS - (19.9)%		(974,370,265)
NET ASSETS - 100%		$ 4,890,193,593
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37

	Sept. 2037	$ 2,800,000	$ (2,440,849)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	1,026,000	(240,373)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	392,864	(106,200)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.8763% 11/25/34	Dec. 2034	511,750	(235,151)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 9.01% 8/25/34	Sept. 2034	299,894	(136,314)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	441,174	(128,039)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.5% 12/25/35	Jan. 2036	2,800,000	(2,617,440)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	$ 3,465,000	$ 69,011
Receive from Barclays Bank upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by ..56%	March 2013	8,100,000	25,648
Receive from Citibank upon credit event of American Electric Power Co., Inc., par value of the notional amount of American Electric Power Co., Inc. 5.25% 6/1/16 and pay quarterly notional amount multiplied by .59%	March 2013	6,500,000	29,595
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by ..32%	Sept. 2017	1,700,000	36,692
Receive from Citibank upon credit event of Caterpillar Financial Services Corp., par value of the notional amount of Caterpillar Financial Services Corp. 5.5% 3/15/16, and pay quarterly notional amount multiplied by .65%	March 2013	4,800,000	28,588
Receive from Citibank upon credit event of Consolidated Edison Co. of New York, par value of the notional amount of Consolidated Edison Co. of New York 8.125% 5/1/10, and pay quarterly notional amount multiplied by .58%	March 2013	6,500,000	87,198
Receive from Citibank upon credit event of John Deere Capital Corp., par value of the notional amount of John Deere Capital Corp. 6% 2/15/09, and pay quarterly notional amount multiplied by ..642%	March 2013	8,100,000	(18,460)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15 and pay quarterly notional amount multiplied by 1.38%	March 2013	6,600,000	356,420
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	$ 3,100,000	$ 224,024
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.43%	March 2013	3,300,000	171,197
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	4,400,000	658,621
Receive from Credit Suisse First Boston upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12, and pay quarterly notional amount multiplied by .44%	Sept. 2012	6,300,000	376,846
Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 11/15/15, and pay quarterly notional amount multiplied by 1.5%	March 2013	4,900,000	239,622
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	7,750,000	400,354
Receive from Deutsche Bank upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 4.15%	March 2013	8,200,000	787,283
Receive from Deutsche Bank upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	1,100,000	(11,678)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .35%	Dec. 2012	$ 5,000,000	$ 428,063
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	5,700,000	378,832
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	4,400,000	640,149
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	3,870,000	286,454
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	4,280,000	83,251
Receive from Deutsche Bank, upon each credit event of one of the issues of CDX N.A. Investment Grade 9 Index, par value of the proportional notional amount and pay quarterly a fixed rate of .60% multiplied by the notional amount (g)	Dec. 2012	15,900,000	595,633
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 9.375% 8/1/11, and pay quarterly notional amount multiplied by 3.8%	March 2013	3,300,000	347,271
Receive from Goldman Sachs upon credit event of CSX Corp., par value of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,769,000	(8,586)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	$ 2,769,000	$ (8,586)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	2,443,000	9,937
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	6,300,000	171,589
Receive from Goldman Sachs upon credit event of Johnson & Johnson, par value of the notional amount of Johnson & Johnson 3.8% 5/15/13, and pay quarterly notional amount multiplied by ..33%	March 2013	8,200,000	10,248
Receive from Goldman Sachs upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount multiplied by 1.07%	March 2013	2,500,000	(11,260)
Receive from Lehman Brothers, Inc. upon credit event of Hartford Financial Services Group, Inc., par value of the notional amount of Hartford Financial Services Group, Inc. 4.75% 3/1/14, and pay quarterly notional amount multiplied by 1.67%	March 2013	1,100,000	(11,678)
Receive from Lehman Brothers, Inc. upon credit event of Lowe's Companies, Inc., par value of the notional amount of Lowe's Companies, Inc. 8.25% 6/1/10, and pay quarterly notional amount miltiplied by 1.03%	March 2013	2,500,000	(6,682)
Receive from Lehman Brothers, Inc., upon each credit event of one of the issues of CDX N.A. Investment Grade 9 Index, par value of the proportional notional amount and pay quarterly a fixed rate of .60% multiplied by the notional amount (g)	Dec. 2012	15,900,000	595,897
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc., upon each credit event of one of the issues of CDX N.A. Investment Grade 9 Index, par value of the proportional notional amount and pay quarterly a fixed rate of .60% of the notional amount (g)

	Dec. 2012	$ 16,400,000	$ 616,266
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	2,520,000	2,468
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	3,760,000	82,257
Receive from Morgan Stanley, Inc. upon credit event of Caterpillar Financial Services Corp., par value of Caterpillar Financial Services Corp. 4.625% 6/1/15, and pay quarterly notional amount multiplied by .65%	March 2013	3,200,000	19,059
Receive from Morgan Stanley, Inc. upon credit event of H.J. Heinz Co., par value of the notional amount of H.J. Heinz Co. 6% 3/15/08, and pay quarterly notional amount multiplied by .65%	March 2013	2,700,000	(2,051)
Receive from Morgan Stanley, Inc. upon credit event of iStar Financial, Inc., par value of iStar Financial, Inc. 6% 12/15/10, and pay quarterly notional amount multiplied by 4.4%	March 2013	6,500,000	948,908
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	3,600,000	(881,094)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (h)	Sept. 2037	13,600,000	(10,880,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (h)

	Sept. 2037	$ 4,200,000	$ (3,360,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	August 2037	15,000,000	(12,000,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	August 2037	12,000,000	(9,600,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	2,500,000	(2,000,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	3,800,000	(3,040,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	9,200,000	(7,360,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	August 2037	4,600,000	(3,680,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)

	Sept. 2037	$ 7,600,000	$ (6,080,000)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/35	Oct. 2035	5,700,000	(3,705,000)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,000,000	(784,533)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	468,108	(57,386)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,000,000	(949,757)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,026,000	(395,157)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,026,000	(152,564)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36

	August 2036	$ 6,700,000	$ (6,077,277)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	940,000	(507,857)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,026,000	(553,701)
Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36	Sept. 2036	3,600,000	(3,302,667)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	90,346	(77,149)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	135,419	(42,709)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	55,088	(46,358)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35

	June 2035	$ 3,525,000	$ (2,241,593)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	802,570	(551,908)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,499,956	(696,937)
Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	6,700,000	(5,912,199)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	2,200,000	(1,365,815)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	3,600,000	(3,419,085)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	3,600,000	(3,275,129)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 1,026,000	$ (364,021)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2036	3,000,000	(2,060,948)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	2,200,000	(1,850,035)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	2,200,000	(1,792,307)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit event of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	32,630,000	441
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	3,700,000	(30,584)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	4,000,000	(127,123)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	$ 4,020,000	$ (121,116)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12	March 2013	6,500,000	8,626
		$ 397,168,169	$ (96,608,908)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $311,998,411 or 6.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) A portion of the security is subject to a forward commitment to sell.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $68,922,833.
(g) CDX N.A. Investment Grade 9 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(l) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$27,594,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 4,971,357
Barclays Capital, Inc.	9,111,898
Lehman Brothers, Inc.	13,510,745
$ 27,594,000
$117,437,000 due 4/01/08 at 2.75%
BNP Paribas Securities Corp.	$ 11,082,251
Banc of America Securities LLC	14,500,917
Barclays Capital, Inc.	85,016,697
Deutsche Bank Securities, Inc.	6,837,135
$ 117,437,000
$89,395,000 due 4/01/08 at 2.75%
Banc of America Securities LLC	$ 24,535,770
Bank of America, NA	64,859,230
$ 89,395,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 19,704,860
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 970,549,545	$ -	$ 367,606,106	$ 498,080,551	7.4%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2008

Assets
Investment in securities, at value (including securities loaned of $88,105,085 and repurchase agreements of $234,426,000) - See accompanying schedule: Unaffiliated issuers (cost $5,393,534,055)	$ 5,366,483,307
Fidelity Central Funds (cost $602,108,546)	498,080,551
Total Investments (cost $5,995,642,601)		$ 5,864,563,858
Commitment to sell securities on a delayed delivery basis	(17,324,086)
Receivable for securities sold on a delayed delivery basis	17,281,289	(42,797)
Receivable for investments sold, regular delivery		99,996,091
Cash		193,941
Receivable for swap agreements		151,475
Interest receivable		35,123,444
Distributions receivable from Fidelity Central Funds		1,503,781
Other receivables		747,872
Total assets		6,002,237,665

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 925,623,330
Distributions payable	90,572
Swap agreements, at value	96,608,908
Other payables and accrued expenses	326,262
Collateral on securities loaned, at value	89,395,000
Total liabilities		1,112,044,072

Net Assets		$ 4,890,193,593
Net Assets consist of:
Paid in capital		$ 5,106,910,829
Net unrealized appreciation (depreciation) on investments		(216,717,236)
Net Assets, for 51,576,571 shares outstanding		$ 4,890,193,593
Net Asset Value, offering price and redemption price per share ($4,890,193,593 ÷ 51,576,571 shares)		$ 94.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2008

Investment Income
Dividends		$ 224,172
Interest		123,493,580
Income from Fidelity Central Funds		19,704,860
Total income		143,422,612

Expenses
Custodian fees and expenses	$ 63,941
Independent directors' compensation	10,904
Total expenses before reductions	74,845
Expense reductions	(29,221)	45,624
Net investment income		143,376,988
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,244,344
Fidelity Central Funds	(49,089,029)
Swap agreements	16,074,567
Total net realized gain (loss)		2,229,882
Change in net unrealized appreciation (depreciation) on: Investment securities	(59,224,797)
Swap agreements	(56,310,274)
Delayed delivery commitments	(42,797)
Total change in net unrealized appreciation (depreciation)		(115,577,868)
Net gain (loss)		(113,347,986)
Net increase (decrease) in net assets resulting from operations		$ 30,029,002

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 143,376,988	$ 292,877,505
Net realized gain (loss)	2,229,882	12,193,738
Change in net unrealized appreciation (depreciation)	(115,577,868)	(116,643,066)
Net increase (decrease) in net assets resulting from operations	30,029,002	188,428,177
Distributions to partners from net investment income	(138,930,468)	(277,392,708)
Affiliated share transactions Proceeds from sales of shares	24,935,912	513,896,203
Reinvestment of distributions	138,626,430	74,657,051
Cost of shares redeemed	(656,817,744)	(77,569,794)
Net increase (decrease) in net assets resulting from share transactions	(493,255,402)	510,983,460
Total increase (decrease) in net assets	(602,156,868)	422,018,929

Net Assets
Beginning of period	5,492,350,461	5,070,331,532
End of period	$ 4,890,193,593	$ 5,492,350,461
Other Information Shares
Sold	258,353	5,247,065
Issued in reinvestment of distributions	1,439,896	772,863
Redeemed	(6,824,736)	(787,111)
Net increase (decrease)	(5,126,487)	5,232,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2008	2007	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 96.86	$ 98.51	$ 98.77	$ 100.00
Income from Investment Operations
Net investment income D	2.607	5.447	5.116	3.761
Net realized and unrealized gain (loss)	(2.135)	(1.938)	(.783)	(1.387)
Total from investment operations	.472	3.509	4.333	2.374
Distributions to partners from net investment income	(2.522)	(5.159)	(4.593)	(3.604)
Net asset value, end of period	$ 94.81	$ 96.86	$ 98.51	$ 98.77
Total Return B, C	.48%	3.63%	4.54%	2.40%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A,G	-%G	.01%	.01% A
Expenses net of fee waivers, if any	-%A,G	-%G	.01%	.01% A
Expenses net of all reductions	-%A,G	-%G	.01%	.01% A
Net investment income	5.41%	5.57%	5.26%	4.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,890,194	$ 5,492,350	$ 5,070,332	$ 3,237,612
Portfolio turnover rate F	265%A	247%	199%	110% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period December 17, 2004 (commencement of operations) to September 30, 2005.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2008

1. Organization.

Fidelity Tactical Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Futures Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities Swap Agreements

Semiannual Report

Notes to Financial Statements - continued

2. Investments in Fidelity Central Funds - continued

The Central Funds may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and financing transactions which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 105,816,042
Unrealized depreciation	(233,161,111)
Net unrealized appreciation (depreciation)	$ (127,345,069)
Cost for federal income tax purposes	$ 5,991,908,927

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

In addition, in March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (SFAS 161), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Gains or losses are realized upon

Semiannual Report

Notes to Financial Statements - continued

4. Operating Policies - continued

Swap Agreements - continued

early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities, realizing a gain or loss, and simultaneously agrees to repurchase substantially similar securities at a future date. In addition, the Fund may enter into reverse dollar rolls in which the Fund purchases and simultaneously agrees to sell substantially similar securities at a future date. During the period between the sale and repurchase in a dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities that are permissible investments of the Fund. During the period between the purchase and subsequent sale in a reverse dollar roll transaction, the Fund is entitled to interest and principal payments on the securities purchased. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $264,058,851 and $825,472,698, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FIMM, an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $753,174.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $10,904.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18,317.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements - continued

10. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on securities backed by subprime mortgage loans have resulted in increased volatility of market price and periods of illiquidity that have adversely impacted the valuation of certain issuers of the Fund.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios II LLC and Partners of Fidelity Tactical Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tactical Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios II LLC, including the schedule of investments, as of March 31, 2008, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tactical Income Central Fund as of March 31, 2008, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2008 and for the year ended September 30, 2007, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 23, 2008

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008